Operating Revenues - Contract Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Trade receivables (Note 5)	$ 16,977	$ 17,135	$ 16,143
Contract liabilities	$ 16,575	$ 11,606	$ 12,965